Other Receivables - Summary of Other Receivables (Detail) - ARS ($)	Dec. 31, 2017	Dec. 31, 2016
Non-current
Tax credits	$ 80,874,026	$ 92,271,030
Other receivables to Canon - Ferrosur Roca S.A. (Note 37)	50,105,821	91,550,175
Advance payment for acquisition of shares (Note 19)		35,434,064
Advances to suppliers	2,907,688
Guarantee deposits	7,953,818	1,941,451
Miscellaneous	3,333,333	8,084,686
Total	145,174,686	229,281,406
Current
Tax credits	125,511,539	97,954,552
Related parties receivables (Note 19)		43,365,774
Prepaid expenses	54,133,979	14,199,214
Guarantee deposits	3,773,462	9,353,393
Reimbursement receivables	15,550,209	13,988,747
Advances to suppliers	26,077,417	19,129,087
Salaries advances and loans to employees	5,404,217	10,879,811
Receivables from sales of Property, plant and equipment	5,271,119	11,455,008
Miscellaneous	5,935,075	5,989,094
Total	$ 241,657,017	$ 226,314,680